Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Cash And Cash Equivalents [Abstract]
Summary of Cash at Bank

	June 30,
	2022	2021
Cash at bank	$207,083,935	$136,663,976
	$207,083,935	$136,663,976

Summary of Reconciliation to Cash Flow Statement

The above figures reconcile to the amount of cash shown in the statement of cash flows at the end of the financial year as follows:

	June 30,
	2022	2021
Balances as above	$207,083,935	$136,663,976
Bank overdrafts	—	—
Balance per statement of cash flows	$207,083,935	$136,663,976